Related party balances and transactions - Loans and advances to related parties (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Sep. 05, 2024 CNY (¥)	Jan. 13, 2023 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Related party balances and transactions
Amounts due from related parties			¥ 6,120,107		¥ 7,256,861		$ 838,451
Repayment of loan			¥ 4,100,000	$ 561,698	5,375,727	¥ 3,090,676
Loans and advances | Related party
Related party balances and transactions
Amounts due from related parties					100,000	26,223
Loans and advances | Subsidiaries of Geely Auto
Related party balances and transactions
Amounts due from related parties						¥ 26,223
Loans and advances | Equity Investees of the Group
Related party balances and transactions
Amounts due from related parties					¥ 100,000
Amount of debt		¥ 100,000
Term of loan		12 months
Annual interest rate (as a percent)		3.65%
Repayment of loan	¥ 100,000